UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04722
                                                     ---------

                             FMI Mutual Funds, Inc.
                               ------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                              --------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                               ------------------
                    (Name and address of agent for service)

                                 1-414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30
                         ----------------

Date of reporting period: MARCH 31, 2005
                          --------------

Item 1. Schedule of Investments.


                       FMI PROVIDENT TRUST STRATEGY FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                        VALUE
--------------------------                                        -----

LONG-TERM INVESTMENTS  76.1% (A)<F4>
COMMON STOCKS  76.1% (A)<F4>

CONSUMER CYCLICALS SECTOR-10.8%
-------------------------------
             Homebuilding  7.2%
    13,400   Toll Brothers, Inc.*<F3>                           $ 1,056,590

             Retail-Building Supplies  3.6%
     9,080   Lowe's Companies, Inc.                                 518,377

CONSUMER STAPLES SECTOR-3.9%
----------------------------
             Retail-Drug Stores  3.9%
    12,900   Walgreen Co.                                           573,018

ENERGY SECTOR-5.0%
------------------
             Oil-Exploration & Products  5.0%
    12,000   Apache Corp.                                           734,760

FINANCIALS SECTOR-7.0%
----------------------
             Asset Management  2.4%
     6,000   T. Rowe Price Group Inc.                               356,280

             Banks-Major Regional  2.5%
     6,000   Wells Fargo & Co.                                      358,800

             Investment Banking/Brokerage  2.1%
    30,000   Ameritrade Holding Corp.*<F3>                          306,300

HEALTHCARE SECOTR-21.5%
-----------------------
             Drugs Major  0.4%
     2,100   Pfizer Inc.                                             55,167

             Equipment  11.9%
    25,400   Biomet, Inc.                                           922,020
    16,000   Medtronic, Inc.                                        815,200
                                                                -----------
                                                                  1,737,220

             Hospital Management  4.8%
    27,000   Health Management Associates, Inc.                     706,860

             Specialized Services  4.4%
     7,500   Express Scripts, Inc.*<F3>                             653,925


INDUSTRIALS SECTOR-23.1%
------------------------
             Engineering & Construction  3.9%
    11,000   Jacobs Engineering Group Inc.*<F3>                     571,120

             Machinery  9.2%
     7,000   Illinois Tool Works Inc.                               626,710
    18,600   Pentair, Inc.                                          725,400
                                                                -----------
                                                                  1,352,110

             Services-Employment  5.7%
    19,000   Manpower Inc.                                          826,880

             Trade Company & Distribution  4.3%
    11,500   Fastenal Co.                                           636,065

TECHNOLOGY SECTOR-4.8%
----------------------
             IT Consulting & Services  4.8%
    13,100   Affiliated Computer Services, Inc.*<F3>                697,444
                                                                -----------
               Total common stocks
                 (cost $9,396,990)                               11,140,916

SHORT-TERM INVESTMENTS   16.0% (A)<F4>

             Federal Agencies  4.1%
  $300,000   Federal Home Loan Bank, 2.60%, due 4/08/05             299,848
   300,000   Federal Home Loan Bank, 2.71%, due 4/27/05             299,413
                                                                -----------
               Total federal agencies
                 (cost $599,261)                                    599,261

             Variable Rate Demand Notes  11.9%
   432,300   American Family Financial Services, 2.47%              432,300
   650,000   U.S. Bank, N.A., 2.60%                                 650,000
   650,000   Wisconsin Corporate Central Credit Union, 2.52%        650,000
                                                                -----------
               Total variable rate demand notes
                 (cost $1,732,300)                                1,732,300
                                                                -----------
               Total short-term investments
                 (cost $2,331,561)                                2,331,561
                                                                -----------
               Total investments-92.1%
                 (cost $11,728,551)                              13,472,477

               Cash and receivables, less
                 liabilities 7.9% (A)<F4>                         1,161,314
                                                                -----------
               Total Net Assets-100.0%                          $14,633,791
                                                                -----------
                                                                -----------

*<F3>     Non-income producing security.

(A)<F4>   Percentages for the various classifications relate to net assets.


                            FMI WINSLOW GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)

SHARES OR PRINCIPAL AMOUNT                                           VALUE
--------------------------                                           -----

LONG-TERM INVESTMENTS  97.6% (A)<F6>
COMMON STOCKS  97.6% (A)<F6>

COMMUNICATION SERVICES SECTOR-1.0%
----------------------------------
             Telecommunication-Wireless  1.0%
     1,800   Nextel Communications, Inc.*<F5>                    $   51,156


CONSUMER CYCLICALS SECTOR-11.2%
-------------------------------
             Broadcasting & Cable  1.1%
     1,700   Comcast Corp. Special Cl A N.V.*<F5>                    56,780

             Lodging-Hotels  3.0%
     2,200   Carnival Corp.                                         113,982
     1,100   Royal Caribbean Cruises Ltd.                            49,159
                                                                 ----------
                                                                    163,141

             Retail-Building Supplies  2.4%
     2,300   Lowe's Companies, Inc.                                 131,307

             Retail-General Merchant  1.0%
     1,100   Target Corp.                                            55,022

             Retail-Internet  1.5%
     2,200   eBay Inc.*<F5>                                          81,972

             Retail-Specialty  2.2%
     3,200   Bed Bath & Beyond Inc.*<F5>                            116,928

CONSUMER STAPLES SECTOR-5.6%
----------------------------
             Household Products  2.2%
     2,200   Procter & Gamble Co.                                   116,600

             Retail-Drug Stores  1.6%
     2,000   Walgreen Co.                                            88,840

             Retail-General Merchant  1.8%
     2,000   Wal-Mart Stores, Inc.                                  100,220

ENERGY SECTOR-7.4%
------------------
             Oil & Gas-Drilling & Equipment  1.4%
     1,100   Schlumberger Ltd.                                       77,528

             Oil & Gas-Refining & Marketing  1.2%
       900   Valero Energy Corp.                                     65,943

             Oil-Exploration & Products  4.8%
     1,000   Noble Energy, Inc.                                      68,020
     1,400   Suncor Energy, Inc.                                     56,294
     4,066   XTO Energy, Inc.                                       133,527
                                                                 ----------
                                                                    257,841

FINANCIALS SECTOR-9.9%
----------------------
             Consumer Finance  3.0%
     3,300   SLM Corp.                                              164,472

             Financial-Diverse  2.3%
     1,800   Citigroup Inc.                                          80,892
       900   Investors Financial Services Corp.                      44,019
                                                                 ----------
                                                                    124,911

             Investment Banks/Brokers  2.8%
       900   Goldman Sachs Group, Inc.                               98,991
       900   Merrill Lynch & Co., Inc.                               50,940
                                                                 ----------
                                                                    149,931

             Investment Management  1.8%
     1,400   Franklin Resources, Inc.                                96,110

HEALTHCARE SECTOR-20.4%
-----------------------
             Biotechnology  2.2%
     1,100   Amgen Inc.*<F5>                                         64,031
     1,000   Genentech, Inc.*<F5>                                    56,610
                                                                 ----------
                                                                    120,641

             Managed Care  5.3%
     2,200   UnitedHealth Group Inc.                                209,836
       600   WellPoint Inc.*<F5>                                     75,210
                                                                 ----------
                                                                    285,046

             Medical Distributors  2.8%
     2,700   Fisher Scientific International Inc.*<F5>              153,684

             Medical Products & Supplies  5.2%
       700   Alcon, Inc.                                             62,503
       900   Medtronic, Inc.                                         45,855
     2,500   St. Jude Medical, Inc.*<F5>                             90,000
     1,100   Zimmer Holdings, Inc.*<F5>                              85,591
                                                                 ----------
                                                                    283,949

             Pharmaceuticals  1.1%
     1,900   Teva Pharmaceutical Industries Ltd. SP-ADR              58,900

             Specialized Services  3.8%
     5,100   Caremark Rx, Inc.*<F5>                                 202,878

INDUSTRIALS SECTOR-12.7%
------------------------
             Business Service  1.8%
     1,300   Apollo Group, Inc.*<F5>                                 96,278

             Distribution Wholesale  1.1%
     1,100   Fastenal Co.                                            60,841

             Industrial Conglomerate  7.2%
     1,100   3M Co.                                                  94,259
     2,200   Danaher Corp.                                          117,502
     3,700   General Electric Co.                                   133,422
       500   Illinois Tool Works Inc.                                44,765
                                                                 ----------
                                                                    389,948

             Services-Commercial & Consumer  0.6%
       300   Strayer Education, Inc.                                 33,996

             Services-Employment  2.0%
     2,500   Manpower Inc.                                          108,800

TECHNOLOGY SECTOR-29.4%
-----------------------
             Communication-Equipment  6.8%
     2,100   Amdocs Ltd.*<F5>                                        59,640
     6,300   Cisco Systems Inc.*<F5>                                112,707
     2,400   Comverse Technology, Inc.*<F5>                          60,528
     7,700   Corning Inc.*<F5>                                       85,701
     2,300   Juniper Networks, Inc.*<F5>                             50,738
                                                                 ----------
                                                                    369,314

             Computer Hardware  4.6%
     4,700   Dell Inc.*<F5>                                         180,574
     2,500   Network Appliance, Inc.*<F5>                            69,150
                                                                 ----------
                                                                    249,724

             Computer Software/Services   6.1%
     2,700   Mercury Interactive Corp.*<F5>                         127,926
     5,200   Microsoft Corp.                                        125,684
     6,100   Oracle Corp.*<F5>                                       76,128
                                                                 ----------
                                                                    329,738

             Electronics-Semiconductor  3.0%
     1,800   Broadcom Corp.*<F5>                                     53,856
     2,600   Maxim Integrated Products, Inc.                        106,262
                                                                 ----------
                                                                    160,118

             Internet  2.8%
       500   Google Inc.*<F5>                                        90,255
     1,900   Yahoo! Inc.*<F5>                                        64,410
                                                                 ----------
                                                                    154,665

             Services-Data Processing  3.3%
     1,800   Paychex, Inc.                                           59,076
     4,100   VeriSign, Inc.*<F5>                                    117,670
                                                                 ----------
                                                                    176,746

             Wireless  2.8%
     4,100   QUALCOMM Inc.*<F5>                                     150,265
                                                                 ----------
               Total common stocks
                 (cost $4,331,475)                                5,284,233

SHORT-TERM INVESTMENTS  3.2% (A)<F6>
             Variable Rate Demand Note 3.2%
  $175,636   U.S. Bank, N.A., 2.60%                                 175,636
                                                                 ----------
               Total variable rate demand note
                 (cost $175,636)                                    175,636
                                                                 ----------
                 Total investments-100.8%
                   (cost $4,507,111)                              5,459,869

                 Liabilities, less cash and
                   receivables (0.8%) (A)<F6>                       (42,577)
                                                                 ----------
                 Total Net Assets-100.0%                         $5,417,292
                                                                 ----------
                                                                 ----------

*<F5>     Non-income producing security.

(A)<F6>   Percentages for the various classifications relate to net assets.

ADR-American Depository Receipts

N.V.-Netherlands Antilles Limited Liability Corp.


                FMI KNAPPENBERGER PARTNERS EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)


SHARES OR PRINCIPAL AMOUNT                                          VALUE
--------------------------                                          -----

LONG-TERM INVESTMENTS  96.0% (A)<F8>
COMMON STOCKS  96.0% (A)<F8>

CONSUMER GOODS SECTOR-21.2%
---------------------------
             Retail  8.7%
    11,562   Cache, Inc.*<F7>                                   $   156,665
    11,650   Chico's FAS, Inc.*<F7>                                 329,229
     4,825   Jos. A. Bank Clothiers, Inc.*<F7>                      141,373
    11,150   MSC Industrial Direct Co., Inc.                        340,744
     9,400   PETsMART, Inc.                                         270,250
                                                                -----------
                                                                  1,238,261

             Services Commercial  8.7%
     6,900   Charles River Associates Inc.*<F7>                     340,515
     5,075   The Corporate Executive Board Co.                      324,546
     3,500   Kronos Inc.*<F7>                                       178,885
    10,050   Navigant Consulting, Inc.*<F7>                         273,662
     5,125   Resources Connection, Inc.*<F7>                        107,266
                                                                -----------
                                                                  1,224,874
             Shoes  0.9%
     4,650   Rocky Shoes & Boots, Inc.*<F7>                         123,453

             Textiles-Apparel Manufacturers  2.9%
     7,225   Coach, Inc.*<F7>                                       409,152

ENERGY SECTOR-5.0%
------------------
             Machine Oilwell Equipment  1.8%
     5,375   Quicksilver Resources Inc.*<F7>                        261,924

             Oil Crude Producers  2.3%
     6,275   Ultra Petroleum Corp.*<F7>                             318,770

             Oil-Integrated Domestic  0.9%
     8,475   KCS Energy, Inc.*<F7>                                  130,176

FINANCIAL SERVICES-8.3%
-----------------------
             Banks  6.4%
     5,700   Boston Private Financial Holdings, Inc.                135,375
     8,900   East West Bancorp, Inc.                                328,588
     6,425   UCBH Holdings, Inc.                                    256,357
     3,900   Wintrust Financial Corp.                               183,651
                                                                -----------
                                                                    903,971

             Diverse-Financial Services  1.1%
    20,300   Cash Systems, Inc.*<F7>                                151,641

             Life Insurance  0.8%
     8,150   Affirmative Insurance Holdings, Inc.                   120,213

HEALTHCARE SECTOR-30.1%
-----------------------
             Biotechnology Research & Products  3.0%
     6,000   Kensey Nash Corp.*<F7>                                 162,480
     4,575   Martek Biosciences Corp.*<F7>                          266,219
                                                                -----------
                                                                    428,699

             Drugs & Pharmacies  5.9%
    10,475   Medicis Pharmaceutical Corp.                           314,040
    11,325   United Therapeutics Corp.*<F7>                         517,496
                                                                -----------
                                                                    831,536

             Healthcare Facilities  2.7%
     5,350   Horizon Health Corp.*<F7>                              227,375
     3,275   Psychiatric Solutions, Inc.*<F7>                       150,650
                                                                -----------
                                                                    378,025

             Healthcare Services  4.7%
     6,475   IDX Systems Corp.*<F7>                                 224,877
    13,625   Providence Service Corp.*<F7>                          316,846
     2,900   Stericycle, Inc.*<F7>                                  128,180
                                                                -----------
                                                                    669,903

             Management Services  2.6%
    12,200   Centene Corp.*<F7>                                     365,878

             Medical & Dental Services  2.8%
     9,975   America Service Group Inc.*<F7>                        220,747
     3,950   Quality Systems, Inc.                                  167,243
                                                                -----------
                                                                    387,990

             Medical Dental Instrument Supply  8.4%
    15,300   American Medical Systems Holdings, Inc.*<F7>           262,854
     4,625   INAMED Corp.*<F7>                                      323,195
    10,550   Merit Medical Systems, Inc.*<F7>                       126,495
     3,575   Respironics, Inc.*<F7>                                 208,315
    11,325   Wright Medical Group, Inc.*<F7>                        271,800
                                                                -----------
                                                                  1,192,659

PRODUCER DURABLES SECTOR-4.3%
-----------------------------
             Machinery-Construction  1.6%
     5,775   A.S.V., Inc.*<F7>                                      228,950

             Telecommunications  2.7%
     3,875   ARGON ST, Inc.*<F7>                                    127,875
    22,500   Symmetricom, Inc.*<F7>                                 249,525
                                                                -----------
                                                                    377,400

TECHNOLOGY SECTOR-27.1%
-----------------------
             Computer Services/Software & Systems  22.7%
     6,625   Altiris, Inc.*<F7>                                     158,006
    11,225   Captiva Software Corp.*<F7>                            121,567
    21,057   Epicor Software Corp.*<F7>                             275,847
    13,600   Merge Technologies Inc.*<F7>                           238,680
     7,025   NICE Systems Ltd. SP-ADR*<F7>                          226,345
    21,950   Open Solutions Inc.*<F7>                               435,268
    11,525   Packeteer, Inc.*<F7>                                   177,370
     6,500   Provide Commerce Inc.*<F7>                             187,720
    15,250   RADWARE Ltd.*<F7>                                      357,917
    11,875   The Ultimate Software Group, Inc.*<F7>                 189,763
    16,325   Vascular Solutions, Inc.*<F7>                          147,741
     9,275   Verint Systems Inc.*<F7>                               324,069
    21,500   Witness Systems, Inc.*<F7>                             377,325
                                                                -----------
                                                                  3,217,618

             Electronics  2.1%
    19,950   Aeroflex Inc.*<F7>                                     186,133
     2,000   Avid Technology, Inc.*<F7>                             108,240
                                                                -----------
                                                                    294,373

             Electronics Semiconductors  2.3%
     8,775   FormFactor Inc.*<F7>                                   198,666
    11,750   O2Micro International Ltd.*<F7>                        120,908
                                                                -----------
                                                                    319,574
                                                                -----------
               Total common stocks
                 (cost $9,327,382)                               13,575,040

SHORT-TERM INVESTMENTS  4.3% (A)<F8>
             Variable Rate Demand Note  4.3%
  $615,508   U.S. Bank, N.A., 2.60%                                 615,508
                                                                -----------
               Total variable rate demand note
                 (cost $615,508)                                    615,508
                                                                -----------
                 Total investments-100.3%
                   (cost $9,942,890)                             14,190,548

                 Liabilities, less cash and
                   receivables (0.3%) (A)<F8>                       (49,029)
                                                                -----------
                 Total Net Assets-100.0%                        $14,141,519
                                                                -----------
                                                                -----------

*<F7>  Non-income producing security.

(A)    Percentages for the various classifications relate to net assets.

ADR-American Depository Receipts.


                FMI WOODLAND SMALL CAPITALIZATION VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2005
                                  (UNAUDITED)


SHARES OR PRINCIPAL AMOUNT                                           COST
--------------------------                                           ----

LONG-TERM INVESTMENTS  97.6% (A)<F2>
COMMON STOCKS  97.6% (A)<F2>

BASIC MATERIALS SECTOR-6.2%
---------------------------
             Agricultural Products  0.7%
     2,540   Delta and Pine Land Co.                             $   68,580

             Chemicals-Specialty  4.0%
     2,490   Cytec Industries Inc.                                  135,082
     3,410   H.B. Fuller Co.                                         98,890
    10,455   Material Sciences Corp.*<F1>                           140,620
                                                                 ----------
                                                                    374,592

             Construction/Cement  1.5%
     2,700   Texas Industries, Inc.                                 145,125

CAPITAL GOODS SECTOR-20.5%
--------------------------
             Aerospace/Defense  2.2%
     2,935   Alliant Techsystems Inc.*<F1>                          209,706

             Machinery-Diverse  3.4%
    12,730   Champion Enterprises, Inc.*<F1>                        119,662
     5,240   Tennant Co.                                            202,736
                                                                 ----------
                                                                    322,398

             Manufacturer-Diverse  11.4%
     2,850   Carlisle Companies Inc.                                198,845
     4,190   EnPro Industries, Inc.*<F1>                            115,225
       700   ESCO Technologies Inc.*<F1>                             56,245
     7,300   Griffon Corp.*<F1>                                     156,293
     4,200   Jarden Corp.*<F1>                                      192,696
     1,010   Modine Manufacturing Co.                                29,623
     8,560   Pentair, Inc.                                          333,840
                                                                 ----------
                                                                  1,082,767

             Manufacturer-Specialty  1.3%
     3,850   Albany International Corp.                             118,888

             Office Equipment & Supplies  2.2%
     4,760   HNI Corp.                                              213,962

CONSUMER CYCLICALS SECTOR-22.4%
-------------------------------
             Automobiles  3.6%
    12,170   Insurance Auto Auctions, Inc.*<F1>                     338,934

             Building Materials  2.3%
    15,420   Apogee Enterprises, Inc.                               220,198

             Hardware & Tools  2.9%
     3,130   The Toro Co.                                           277,005

             Leisure Time-Products  2.3%
     4,570   Brunswick Corp.                                        214,105

             Lodging-Hotels  1.9%
     6,940   Vail Resorts, Inc.*<F1>                                175,235


             Publishing-Newspaper  2.0%
     8,260   Hollinger International Inc.                            90,034
     6,140   Journal Communications, Inc.                           101,617
                                                                 ----------
                                                                    191,651

             Retail-Specialty  3.8%
     5,070   Gander Mountain Co.*<F1>                                66,417
     7,540   Office Depot, Inc.*<F1>                                167,237
    14,020   The Topps Company, Inc.                                129,124
                                                                 ----------
                                                                    362,778

             Services-Advertising/Marketing  1.9%
    30,920   Alloy, Inc.*<F1>                                       181,810

             Services-Commercial & Consumer  1.7%
     4,710   The Brink's Company                                    162,966

CONSUMER STAPLES SECTOR-16.8%
-----------------------------
             Entertainment 3.2%
     7,470   Gaylord Entertainment Co.*<F1>                         301,788

             Foods  1.9%
    16,380   Del Monte Foods Co.*<F1>                               177,723

             Household Products  2.9%
     4,210   Church & Dwight Co., Inc.                              149,329
     5,710   PepsiAmericas, Inc.                                    129,388
                                                                 ----------
                                                                    278,717

             Personal Care  1.8%
     3,590   Alberto-Culver Co.                                     171,817

             Restaurants  4.0%
     9,040   Triarc Companies, Inc.                                 128,368
    18,400   Triarc Companies, Inc. Cl B                            254,472
                                                                 ----------
                                                                    382,840

             Specialty Printing  3.0%
    12,000   Bowne & Co., Inc.                                      180,480
     3,110   John H. Harland Co.                                    106,860
                                                                 ----------
                                                                    287,340

FINANCIALS SECTOR-5.6%
----------------------
             Banks-Major Regional  4.3%
     9,990   NewAlliance Bancshares, Inc.                           139,860
     9,820   TCF Financial Corp.                                    266,613
                                                                 ----------
                                                                    406,473

             Financial-Diverse  1.3%
     8,040   The BISYS Group, Inc.*<F1>                             126,067

HEALTHCARE SECTOR-14.1%
-----------------------
             Diverse  1.0%
     1,710   Fisher Scientific International Inc.*<F1>               97,333

             Medical Products & Supplies  7.9%
    10,930   CNS, Inc.                                              194,554
     7,450   Lifecore Biomedical, Inc.*<F1>                         132,387
     5,380   PolyMedica Corp.                                       170,869
     7,720   Possis Medical, Inc.*<F1>                               64,616
     5,840   SurModics, Inc.*<F1>                                   186,354
                                                                 ----------
                                                                    748,780

             Specialized Services  5.2%
     4,780   Laboratory Corporation of America Holdings*<F1>        230,396
     8,170   Laidlaw International Inc.*<F1>                        169,936
     3,900   West Pharmaceutical Services, Inc.                      93,210
                                                                 ----------
                                                                    493,542

TECHNOLOGY SECTOR-8.6%
----------------------
             Computer Software/Services  6.9%
     5,350   Acxiom Corp.                                           111,975
     4,470   Fair Isaac Corp.                                       153,947
    10,639   Intergraph Corp.*<F1>                                  306,510
    10,940   Tyler Technologies, Inc.*<F1>                           83,253
                                                                 ----------
                                                                    655,685

             Computers-Networking  1.7%
    19,690   Stellent, Inc.*<F1>                                    165,593

UTILITIES SECTOR-3.4%
---------------------
             Electric Companies  3.4%
     8,680   Adesa, Inc.                                            202,765
     2,853   ALLETE, Inc.                                           119,398
                                                                 ----------
                                                                    322,163
                                                                 ----------
               Total common stocks
                 (cost $5,910,854)                                9,276,561

SHORT-TERM INVESTMENTS  2.4% (A)<F2>
             Variable Rate Demand Note   2.4%
  $233,161   U.S. Bank, N.A., 2.60%                                 233,161
                                                                 ----------
               Total variable rate demand note
                 (cost $233,161)                                    233,161
                                                                 ----------
               Total investments-100.0%
                 (cost $6,144,015)                                9,509,722

               Liabilities, less cash and
                 receivables (0.0%) (A)<F2>                          (2,307)
                                                                 ----------
               Total Net Assets-100.0%                           $9,507,415
                                                                 ----------
                                                                 ----------

*<F1>     Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.


Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) FMI Mutual Funds, Inc.
                   ----------------------

      By (Signature and Title)  /s/Ted D. Kellner
                                -------------------------
                                Ted D. Kellner, President

      Date  May 23, 2005
            ------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)  /s/Ted D. Kellner
                                -------------------------
                                Ted D. Kellner, President

      Date   May 23, 2005
             ------------

      By (Signature and Title)  /s/Ted D. Kellner
                                -------------------------
                                Ted D. Kellner, Treasurer

      Date  May 23, 2005
            ------------